UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2013

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 70.9%
CONSUMER DISCRETIONARY - 8.6%
Hotels, Restaurants & Leisure - 1.5%
Yum! Brands Inc.	9,790	$698,908

Multiline Retail - 2.1%
Target Corp.	15,570	996,169

Specialty Retail - 2.6%
TJX Cos. Inc.	21,810	1,229,866

Textiles, Apparel & Luxury Goods - 2.4%
V.F. Corp.	5,610	1,116,670

TOTAL CONSUMER DISCRETIONARY		4,041,613

CONSUMER STAPLES - 7.2%
Beverages - 0.7%
PepsiCo Inc.	4,215	335,092

Food & Staples Retailing - 2.1%
CVS Caremark Corp.	16,900	959,075

Food Products - 1.5%
Darling International Inc.	17,700	374,532	*
General Mills Inc.	7,155	342,868

Total Food Products		717,400

Household Products - 0.4%
Procter & Gamble Co.	2,567	194,040

Personal Products - 2.5%
Estee Lauder Cos. Inc., Class A Shares	16,320	1,140,768

TOTAL CONSUMER STAPLES		3,346,375

ENERGY - 8.9%
Energy Equipment & Services - 5.7%
National-Oilwell Varco Inc.	11,950	933,415
Schlumberger Ltd.	10,470	925,129
Tetra Technology Inc.	30,530	790,422	*

Total Energy Equipment & Services		2,648,966

Oil, Gas & Consumable Fuels - 3.2%
Apache Corp.	12,610	1,073,615
Hess Corp.	5,600	433,104

Total Oil, Gas & Consumable Fuels		1,506,719

TOTAL ENERGY		4,155,685

FINANCIALS - 11.4%
Capital Markets - 2.1%
State Street Corp.	15,250	1,002,687

Commercial Banks - 4.7%
U.S. Bancorp	28,570	1,045,091
Wells Fargo & Co.	27,410	1,132,581

Total Commercial Banks		2,177,672

Consumer Finance - 2.2%
American Express Co.	13,940	1,052,749

Insurance - 2.4%
Arch Capital Group Ltd.	20,490	1,109,124	*

TOTAL FINANCIALS		5,342,232

HEALTH CARE - 9.6%
Biotechnology - 1.0%
Gilead Sciences Inc.	7,530	473,185	*

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.4%
Covidien PLC	10,720	$653,277

Health Care Providers & Services - 3.4%
Express Scripts Holding Co.	12,770	788,931	*
UnitedHealth Group Inc.	11,420	817,786

Total Health Care Providers & Services		1,606,717

Health Care Technology - 2.0%
Cerner Corp.	17,360	912,268	*

Pharmaceuticals - 1.8%
Allergan Inc.	5,290	478,480
Novo-Nordisk A/S, ADR	2,160	365,515

Total Pharmaceuticals		843,995

TOTAL HEALTH CARE		4,489,442

INDUSTRIALS - 6.6%
Commercial Services & Supplies - 0.8%
Covanta Holding Corp.	17,210	367,950

Construction & Engineering - 1.4%
Quanta Services Inc.	23,100	635,481	*

Machinery - 2.9%
Danaher Corp.	13,540	938,593
Illinois Tool Works Inc.	5,310	404,993

Total Machinery		1,343,586

Road & Rail - 1.5%
Union Pacific Corp.	4,680	726,991

TOTAL INDUSTRIALS		3,074,008

INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 2.8%
Cisco Systems Inc.	21,100	494,162
QUALCOMM Inc.	11,840	797,542

Total Communications Equipment		1,291,704

Computers & Peripherals - 3.4%
Apple Inc.	1,880	896,290
NetApp Inc.	16,210	690,870

Total Computers & Peripherals		1,587,160

Internet Software & Services - 3.3%
eBay Inc.	12,890	719,133	*
Google Inc., Class A Shares	950	832,115	*

Total Internet Software & Services		1,551,248

IT Services - 1.6%
Accenture PLC, Class A Shares	10,020	737,873

Software - 1.9%
SAP AG, ADR	4,550	336,336
VMware Inc., Class A Shares	7,120	576,008	*

Total Software		912,344

TOTAL INFORMATION TECHNOLOGY		6,080,329

MATERIALS - 2.1%
Chemicals - 2.1%
Air Products & Chemicals Inc.	5,675	604,785
Potash Corp. of Saskatchewan Inc.	11,770	368,165

TOTAL MATERIALS		972,950

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY			SHARES	VALUE
TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
Crown Castle International Corp.			11,150	$814,285	*

UTILITIES - 1.8%
Electric Utilities - 0.3%
Northeast Utilities			3,890	160,463

Water Utilities - 1.5%
American Water Works Co. Inc.			16,950	699,696

TOTAL UTILITIES				860,159

TOTAL COMMON STOCKS (Cost - $21,399,963)				33,177,078

	RATE	MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.5%
Nelnet Student Loan Trust, 2008-2 A4 (Cost - $231,255)	1.951%	6/26/34	$222,000	231,598	(a)

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.344%	11/10/42	122,631	125,428	(a)
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	5.993%	12/10/49	130,502	136,387	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	5,638	5,904
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	117,881	124,209
Federal Home Loan Mortgage Corp. (FHLMC), 4030 JA	3.500%	12/15/41	301,490	301,234
Federal National Mortgage Association (FNMA), 2011-053 CY	4.000%	6/25/41	29,910	31,601
Federal National Mortgage Association (FNMA), 2011-111 VA	4.000%	1/25/23	85,749	87,857
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	107,463	110,408
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	151,142	156,348
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	197,692	204,955
Wachovia Bank Commercial Mortgage Trust, 2007-C33 A3	6.123%	2/15/51	118,533	120,834	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,420,515)				1,405,165

CORPORATE BONDS & NOTES - 15.3%
CONSUMER DISCRETIONARY - 0.6%
Media - 0.6%
Comcast Corp., Senior Notes	5.650%	6/15/35	200,000	219,410
Viacom Inc., Senior Notes	2.500%	9/1/18	50,000	49,965

TOTAL CONSUMER DISCRETIONARY				269,375

CONSUMER STAPLES - 0.6%
Beverages - 0.6%
PepsiCo Inc., Senior Notes	5.000%	6/1/18	245,000	277,729

ENERGY - 0.9%
Energy Equipment & Services - 0.1%
FMC Technologies Inc., Senior Notes	2.000%	10/1/17	50,000	49,498

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 0.8%
ONEOK Partners LP, Senior Notes	2.000%	10/1/17	$50,000	$49,686
Petrobras International Finance Co., Senior Notes	3.500%	2/6/17	250,000	254,488
Statoil ASA, Senior Notes	3.125%	8/17/17	70,000	74,468

Total Oil, Gas & Consumable Fuels				378,642

TOTAL ENERGY				428,140

FINANCIALS - 8.8%
Capital Markets - 1.0%
BlackRock Inc., Senior Notes	3.500%	12/10/14	160,000	165,631
BlackRock Inc., Senior Notes	4.250%	5/24/21	125,000	133,287
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	155,000	163,223

Total Capital Markets				462,141

Commercial Banks - 3.4%
Bank of Montreal, Senior Notes	1.400%	9/11/17	75,000	73,964
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	110,000	110,508
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	100,000	102,267
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	170,000	187,745
Fifth Third Bancorp, Senior Notes	3.625%	1/25/16	100,000	105,560
Rabobank Nederland NV, Notes	4.500%	1/11/21	350,000	374,553
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	170,000	174,246
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	175,000	184,865
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	100,000	108,761
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	175,000	183,896

Total Commercial Banks				1,606,365

Consumer Finance - 1.1%
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	400,000	400,000
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	125,000	128,518

Total Consumer Finance				528,518

Diversified Financial Services - 2.1%
Bank of America Corp., Senior Notes	5.625%	10/14/16	250,000	278,951
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	200,000	210,716
JPMorgan Chase & Co., Senior Notes	6.000%	1/15/18	75,000	86,207
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	200,000	271,737
NYSE Euronext, Senior Notes	2.000%	10/5/17	140,000	140,297

Total Diversified Financial Services				987,908

Real Estate Investment Trusts (REITs) - 1.2%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	50,000	52,634
HCP Inc., Senior Notes	2.625%	2/1/20	250,000	237,544
Health Care REIT Inc., Senior Notes	3.625%	3/15/16	125,000	131,184
Simon Property Group LP, Senior Notes	4.200%	2/1/15	40,000	41,497
Simon Property Group LP, Senior Notes	4.125%	12/1/21	85,000	88,570

Total Real Estate Investment Trusts (REITs)				551,429

TOTAL FINANCIALS				4,136,361

HEALTH CARE - 1.8%
Biotechnology - 0.3%
Gilead Sciences Inc., Senior Notes	3.050%	12/1/16	110,000	116,226

Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	3.000%	3/15/15	70,000	72,525
Stryker Corp., Senior Notes	3.000%	1/15/15	65,000	67,034

Total Health Care Equipment & Supplies				139,559

Health Care Providers & Services - 0.1%
UnitedHealth Group Inc., Senior Notes	1.400%	10/15/17	50,000	49,409

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 1.1%
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	$130,000	$137,647
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	185,000	187,440
Wyeth, Notes	5.500%	2/15/16	165,000	183,354

Total Pharmaceuticals				508,441

TOTAL HEALTH CARE				813,635

INFORMATION TECHNOLOGY - 1.6%
Computers & Peripherals - 0.2%
Hewlett-Packard Co., Senior Notes	1.550%	5/30/14	125,000	125,532

Internet Software & Services - 0.3%
eBay Inc., Senior Notes	1.625%	10/15/15	125,000	127,459

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp., Senior Notes	1.350%	12/15/17	125,000	123,511
Texas Instruments Inc., Senior Notes	1.650%	8/3/19	150,000	145,067

Total Semiconductors & Semiconductor Equipment				268,578

Software - 0.5%
Microsoft Corp., Senior Notes	2.950%	6/1/14	80,000	81,383
Microsoft Corp., Senior Notes	1.625%	9/25/15	160,000	163,794

Total Software				245,177

TOTAL INFORMATION TECHNOLOGY				766,746

MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	200,000	218,412

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications Inc., Senior Notes	2.002%	9/14/18	55,000	57,901	(a)
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	150,000	176,238

TOTAL TELECOMMUNICATION SERVICES				234,139

TOTAL CORPORATE BONDS & NOTES (Cost - $6,826,243)				7,144,537

MORTGAGE-BACKED SECURITIES - 2.0%
FHLMC - 1.0%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/32	109,254	113,352
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	123,704	135,001
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/35-6/1/36	210,988	227,471
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.500%	8/1/36	12,117	13,345

Total FHLMC				489,169

FNMA - 1.0%
Federal National Mortgage Association (FNMA)	5.000%	5/1/18	76,768	81,810
Federal National Mortgage Association (FNMA)	6.000%	6/1/22-9/1/37	121,837	133,352
Federal National Mortgage Association (FNMA)	5.500%	1/1/24-6/1/36	178,723	194,025
Federal National Mortgage Association (FNMA)	6.500%	2/1/37	50,534	56,091

Total FNMA				465,278

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $879,561)				954,447

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.8%
U.S. Government Agencies - 3.5%
Federal Farm Credit Bank (FFCB), Bonds	2.070%	9/27/21	125,000	118,843
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.000%	8/25/16	130,000	134,815
Federal Home Loan Mortgage Corp. (FHLMC), Notes	3.750%	3/27/19	120,000	132,216

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	1.250%	10/2/19	$75,000	$71,764
Federal Home Loan Mortgage Corp. (FHLMC), Notes	2.375%	1/13/22	560,000	546,063
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	365,000	489,250
Federal National Mortgage Association (FNMA), Notes	1.150%	12/12/18	150,000	145,323

Total U.S. Government Agencies				1,638,274

U.S. Government Obligations - 2.3%
U.S. Treasury Bonds	3.500%	2/15/39	176,000	172,686
U.S. Treasury Bonds	4.375%	11/15/39	242,000	274,065
U.S. Treasury Notes	2.250%	11/30/17	70,000	73,221
U.S. Treasury Notes	2.625%	8/15/20	545,000	568,908

Total U.S. Government Obligations				1,088,880

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,612,635)				2,727,154

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $33,370,172)				45,639,979

SHORT-TERM INVESTMENTS - 2.7%
Repurchase Agreements - 2.7%
Interest in $169,084,000 joint tri-party repurchase agreement dated 9/30/13 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,292,002; (Fully collateralized by various U.S. government obligations, 0.000% to 4.250% due 2/6/14 to 3/31/18; Market Value - $1,317,840) (Cost - $1,292,000)	0.050%	10/1/13	1,292,000	1,292,000

TOTAL INVESTMENTS - 100.2% (Cost - $34,662,172#)				46,931,979
Liabilities in Excess of Other Assets - (0.2)%				(103,315)

TOTAL NET ASSETS - 100.0%				$46,828,664

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
REIT	— Real Estate Investment Trusts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Variable Social Awareness Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$33,177,078	—	—	$33,177,078
Asset-backed securities	—	$231,598	—	231,598
Collateralized mortgage obligations	—	1,405,165	—	1,405,165
Corporate bonds & notes	—	7,144,537	—	7,144,537
Mortgage-backed securities	—	954,447	—	954,447
U.S. government & agency obligations	—	2,727,154	—	2,727,154

Total long-term investments	$33,177,078	$12,462,901	—	$45,639,979

Short-term investments†	—	1,292,000	—	1,292,000

Total investments	$33,177,078	$13,754,901	—	$46,931,979

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,437,255
Gross unrealized depreciation	(167,448)

Net unrealized appreciation	$12,269,807

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2013, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2013

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2013